UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Number of shares	Value
Common stocks: 62.4%
Aerospace & defense: 1.1%
Axon Enterprise, Inc.*	67	$43,346
Boeing Co.*	665	103,368
General Dynamics Corp.	234	66,458
General Electric Co.	986	179,610
Howmet Aerospace, Inc.	387	45,813
Huntington Ingalls Industries, Inc.	41	8,115
L3Harris Technologies, Inc.	177	43,586
Lockheed Martin Corp.	191	101,117
Northrop Grumman Corp.	2,212	1,083,106
RTX Corp.	1,196	145,709
Textron, Inc.	189	16,184
TransDigm Group, Inc.	588	736,746
		2,573,158
Air freight & logistics: 0.1%
CH Robinson Worldwide, Inc.	90	9,502
Expeditors International of Washington, Inc.	137	16,665
FedEx Corp.	214	64,771
United Parcel Service, Inc., Class B	703	95,411
		186,349
Automobile components: 0.2%
Aptiv PLC*	7,991	443,740
BorgWarner, Inc.	107	3,673
		447,413
Automobiles: 1.2%
Ford Motor Co.	3,299	36,718
General Motors Co.	881	48,974
Tesla, Inc.*	7,505	2,590,426
		2,676,118
Banks: 2.1%
Bank of America Corp.	7,513	356,943
Citigroup, Inc.	2,122	150,386
Citizens Financial Group, Inc.	556	26,766
Fifth Third Bancorp	753	36,189
Huntington Bancshares, Inc.	1,568	28,240
JPMorgan Chase & Co.	3,181	794,359
KeyCorp	1,000	19,480
M&T Bank Corp.	184	40,478
PNC Financial Services Group, Inc.	454	97,483
Regions Financial Corp.	985	26,851
Truist Financial Corp.	1,501	71,568
U.S. Bancorp	1,784	95,069
Wells Fargo & Co.	41,394	3,152,981
		4,896,793
Biotechnology: 0.4%
AbbVie, Inc.	2,051	375,189
ABIOMED, Inc.*,1	76	133
Amgen, Inc.	622	175,945

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Biotechnology—(continued)
Biogen, Inc.*	165	$26,504
Gilead Sciences, Inc.	1,453	134,519
Incyte Corp.*	172	12,830
Moderna, Inc.*	416	17,913
Regeneron Pharmaceuticals, Inc.*	118	88,526
Vertex Pharmaceuticals, Inc.*	301	140,907
		972,466
Broadline retail: 2.4%
Amazon.com, Inc.*	26,498	5,508,669
eBay, Inc.	352	22,278
		5,530,947
Building products: 0.7%
A.O. Smith Corp.	133	9,907
Allegion PLC	75	10,563
Builders FirstSource, Inc.*	111	20,698
Carrier Global Corp.	756	58,492
Hayward Holdings, Inc.*	47,556	768,505
Johnson Controls International PLC	6,392	536,033
Masco Corp.	165	13,293
Trane Technologies PLC	205	85,325
		1,502,816
Capital markets: 2.5%
Ameriprise Financial, Inc.	2,509	1,440,091
Bank of New York Mellon Corp.	787	64,432
Blackrock, Inc.	1,560	1,595,568
Blackstone, Inc.	808	154,401
Cboe Global Markets, Inc.	128	27,629
Charles Schwab Corp.	8,777	726,385
CME Group, Inc.	405	96,390
FactSet Research Systems, Inc.	47	23,061
Franklin Resources, Inc.[2]	399	9,081
Goldman Sachs Group, Inc.	352	214,217
Intercontinental Exchange, Inc.	641	103,175
Invesco Ltd.	595	10,764
KKR & Co., Inc.	755	122,967
MarketAxess Holdings, Inc.	48	12,417
Moody's Corp.	176	87,996
Morgan Stanley	1,382	181,885
MSCI, Inc.	87	53,038
Nasdaq, Inc.	459	38,092
Northern Trust Corp.	221	24,566
Raymond James Financial, Inc.	223	37,749
S&P Global, Inc.	1,332	695,983
State Street Corp.	313	30,834
T. Rowe Price Group, Inc.	239	29,598
		5,780,319
Chemicals: 0.3%
CF Industries Holdings, Inc.	7,144	640,531

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Commercial services & supplies: 0.1%
Cintas Corp.	325	$73,382
Copart, Inc.*	776	49,191
Republic Services, Inc.	183	39,949
Rollins, Inc.	295	14,847
Veralto Corp.	234	25,316
Waste Management, Inc.	342	78,051
		280,736
Communications equipment: 0.2%
Arista Networks, Inc.*	255	103,484
Cisco Systems, Inc.	4,018	237,906
F5, Inc.*	57	14,270
Juniper Networks, Inc.	240	8,621
Motorola Solutions, Inc.	166	82,950
		447,231
Construction & engineering: 0.0%†
Quanta Services, Inc.	134	46,166

Construction materials: 0.3%
Vulcan Materials Co.	2,441	703,325

Consumer finance: 0.2%
American Express Co.	629	191,644
Capital One Financial Corp.	430	82,564
Discover Financial Services	298	54,364
Synchrony Financial	452	30,519
		359,091
Consumer staples distribution & retail: 0.9%
Walmart, Inc.	23,160	2,142,300

Distributors: 0.0%†
Genuine Parts Co.	130	16,475
LKQ Corp.	176	6,915
Pool Corp.	32	12,067
		35,457
Diversified telecommunication services: 0.2%
AT&T, Inc.	7,940	183,890
Verizon Communications, Inc.	4,650	206,181
		390,071
Electric utilities: 1.4%
Alliant Energy Corp.	389	24,585
American Electric Power Co., Inc.	829	82,784
Constellation Energy Corp.	472	121,096
Duke Energy Corp.	1,193	139,641
Edison International	620	54,405
Entergy Corp.	319	49,818
Evergy, Inc.	327	21,134
Eversource Energy	552	35,598
Exelon Corp.	1,546	61,160
FirstEnergy Corp.[2]	692	29,445
NextEra Energy, Inc.	27,763	2,184,115
NRG Energy, Inc.	296	30,076

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Electric utilities—(continued)
PG&E Corp.	3,374	$72,980
Pinnacle West Capital Corp.	170	15,929
PPL Corp.	1,005	35,105
Southern Co.	1,648	146,886
Xcel Energy, Inc.	836	60,660
		3,165,417
Electrical equipment: 0.7%
AMETEK, Inc.	220	42,764
Eaton Corp. PLC	366	137,404
Emerson Electric Co.	541	71,736
GE Vernova, Inc.*	260	86,871
Generac Holdings, Inc.*	60	11,292
Hubbell, Inc.	44	20,244
Regal Rexnord Corp.	6,536	1,128,832
Rockwell Automation, Inc.	91	26,858
		1,526,001
Electronic equipment, instruments & components: 0.6%
Amphenol Corp., Class A	1,158	84,129
CDW Corp.	134	23,575
Corning, Inc.	691	33,631
Jabil, Inc.	100	13,583
Keysight Technologies, Inc.*	6,210	1,060,916
TE Connectivity PLC	304	45,940
Teledyne Technologies, Inc.*	53	25,719
Trimble, Inc.*	242	17,659
Zebra Technologies Corp., Class A*	56	22,792
		1,327,944
Energy equipment & services: 0.2%
Baker Hughes Co.	868	38,149
Halliburton Co.	783	24,946
Schlumberger NV	7,605	334,164
		397,259
Entertainment: 2.3%
Electronic Arts, Inc.	266	43,536
Liberty Media Corp.-Liberty Formula One, Class C*	7,100	627,356
Live Nation Entertainment, Inc.*	6,178	854,109
Netflix, Inc.*	484	429,216
Take-Two Interactive Software, Inc.*	10,092	1,901,131
Walt Disney Co.	11,988	1,408,230
Warner Bros Discovery, Inc.*	2,683	28,118
		5,291,696
Financial services: 4.3%
Apollo Global Management, Inc.	7,340	1,284,720
Berkshire Hathaway, Inc., Class B*	7,358	3,554,061
Corpay, Inc.*	80	30,494
Fidelity National Information Services, Inc.	22,385	1,909,441

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Financial services—(continued)
Fiserv, Inc.*	665	$146,938
Global Payments, Inc.	306	36,402
Jack Henry & Associates, Inc.	74	13,037
Mastercard, Inc., Class A	4,420	2,355,595
PayPal Holdings, Inc.*	1,128	97,877
Visa, Inc., Class A	1,866	587,939
		10,016,504
Food products: 0.5%
Mondelez International, Inc.	19,003	1,234,245

Gas utilities: 0.0%†
Atmos Energy Corp.	260	39,343

Ground transportation: 0.5%
CSX Corp.	1,658	60,600
JB Hunt Transport Services, Inc.	63	11,914
Lyft, Inc., Class A*	46,705	810,799
Norfolk Southern Corp.	213	58,756
Old Dominion Freight Line, Inc.	181	40,750
Uber Technologies, Inc.*	1,878	135,141
Union Pacific Corp.	566	138,477
		1,256,437
Health care equipment & supplies: 1.1%
Abbott Laboratories	2,031	241,222
Align Technology, Inc.*	86	20,018
Baxter International, Inc.	526	17,731
Becton Dickinson & Co.	344	76,334
Boston Scientific Corp.*	7,274	659,461
Cooper Cos., Inc.*	7,609	794,836
Dexcom, Inc.*	460	35,875
Edwards Lifesciences Corp.*	685	48,875
GE HealthCare Technologies, Inc.	528	43,940
Hologic, Inc.*	239	19,001
IDEXX Laboratories, Inc.*	95	40,066
Insulet Corp.*	83	22,143
Intuitive Surgical, Inc.*	411	222,762
Medtronic PLC	1,510	130,675
ResMed, Inc.	163	40,590
Solventum Corp.*	140	10,011
STERIS PLC	110	24,097
Stryker Corp.	395	154,899
Teleflex, Inc.	43	8,293
Zimmer Biomet Holdings, Inc.	238	26,680
		2,637,509
Health care providers & services: 1.8%
Cardinal Health, Inc.	282	34,472
Cencora, Inc.	202	50,813
Centene Corp.*	594	35,640
Cigna Group	329	111,136
CVS Health Corp.	1,419	84,927

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care providers & services—(continued)
DaVita, Inc.*	40	$6,647
Elevance Health, Inc.	269	109,472
HCA Healthcare, Inc.	210	68,716
Henry Schein, Inc.*	104	8,013
Humana, Inc.	135	40,012
Labcorp Holdings, Inc.	98	23,634
McKesson Corp.	146	91,761
Molina Healthcare, Inc.*	70	20,853
Quest Diagnostics, Inc.	120	19,519
UnitedHealth Group, Inc.	5,510	3,362,202
Universal Health Services, Inc., Class B	72	14,760
		4,082,577
Health care REITs: 0.0%†
Alexandria Real Estate Equities, Inc.	93	10,251
Healthpeak Properties, Inc.	356	7,829
Ventas, Inc.	217	13,903
Welltower, Inc.	313	43,250
		75,233
Hotel & resort REITs: 0.0%†
Host Hotels & Resorts, Inc.	403	7,423

Hotels, restaurants & leisure: 1.8%
Airbnb, Inc., Class A*	552	75,133
Booking Holdings, Inc.	27	140,453
Caesars Entertainment, Inc.*	217	8,352
Carnival Corp.*	885	22,506
Chipotle Mexican Grill, Inc.*	14,120	868,662
Darden Restaurants, Inc.	110	19,390
Domino's Pizza, Inc.	33	15,714
Expedia Group, Inc.*	105	19,385
Hilton Worldwide Holdings, Inc.	188	47,647
Las Vegas Sands Corp.	29,120	1,545,107
Marriott International, Inc., Class A	181	52,325
McDonald's Corp.	563	166,654
MGM Resorts International*	131	5,023
Norwegian Cruise Line Holdings Ltd.*	360	9,680
Royal Caribbean Cruises Ltd.	187	45,639
Starbucks Corp.	10,398	1,065,379
Wynn Resorts Ltd.	75	7,079
Yum! Brands, Inc.	220	30,567
		4,144,695
Household durables: 0.1%
DR Horton, Inc.	223	37,638
Garmin Ltd.	122	25,937
Lennar Corp., Class A	174	30,344
Mohawk Industries, Inc.*	38	5,276
NVR, Inc.*	3	27,707

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Household durables—(continued)
PulteGroup, Inc.	150	$20,290
		147,192
Independent power and renewable electricity producers: 0.2%
AES Corp.	26,925	351,102
Vistra Corp.	523	83,596
		434,698
Industrial conglomerates: 0.1%
3M Co.	492	65,697
Honeywell International, Inc.	617	143,718
		209,415
Industrial REITs: 0.5%
Prologis, Inc.	10,454	1,220,818

Insurance: 1.4%
Aflac, Inc.	531	60,534
Allstate Corp.	5,607	1,162,836
American International Group, Inc.	715	54,969
Aon PLC, Class A	245	95,927
Arch Capital Group Ltd.	412	41,497
Arthur J Gallagher & Co.	260	81,182
Assurant, Inc.	67	15,216
Brown & Brown, Inc.	258	29,180
Chubb Ltd.	423	122,133
Cincinnati Financial Corp.	197	31,486
Erie Indemnity Co., Class A	26	11,454
Everest Group Ltd.	49	18,990
Globe Life, Inc.	121	13,460
Hartford Financial Services Group, Inc.	328	40,446
Loews Corp.	179	15,525
Marsh & McLennan Cos., Inc.	4,286	999,624
MetLife, Inc.	664	58,585
Principal Financial Group, Inc.	232	20,205
Progressive Corp.	657	176,654
Prudential Financial, Inc.	393	50,858
Travelers Cos., Inc.	254	67,574
W.R. Berkley Corp.	322	20,785
Willis Towers Watson PLC	117	37,674
		3,226,794
Interactive media & services: 3.8%
Alphabet, Inc., Class A	22,347	3,775,526
Alphabet, Inc., Class C	5,421	924,226
IAC, Inc.*	14,790	700,011
Match Group, Inc.*	278	9,102
Meta Platforms, Inc., Class A	5,961	3,423,521
		8,832,386
IT services: 0.3%
Accenture PLC, Class A	617	223,582
Akamai Technologies, Inc.*	149	14,009

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Number of shares	Value
Common stocks—(continued)
IT services—(continued)
Cognizant Technology Solutions Corp., Class A	470	$37,830
EPAM Systems, Inc.*	52	12,684
Gartner, Inc.*	80	41,435
GoDaddy, Inc., Class A*	153	30,228
International Business Machines Corp.	908	206,488
VeriSign, Inc.*	78	14,600
		580,856
Leisure products: 0.3%
Brunswick Corp.	8,520	685,945
Hasbro, Inc.	116	7,558
		693,503
Life sciences tools & services: 1.3%
Agilent Technologies, Inc.	332	45,806
Bio-Rad Laboratories, Inc., Class A*	4,492	1,529,661
Bio-Techne Corp.	208	15,675
Charles River Laboratories International, Inc.*	66	13,138
Danaher Corp.	748	179,288
IQVIA Holdings, Inc.*	199	39,967
Mettler-Toledo International, Inc.*	25	31,280
Revvity, Inc.[2]	114	13,240
Thermo Fisher Scientific, Inc.	1,961	1,038,605
Waters Corp.*	70	26,930
West Pharmaceutical Services, Inc.	82	26,706
		2,960,296
Machinery: 1.6%
Caterpillar, Inc.	440	178,688
Cummins, Inc.	127	47,630
Deere & Co.	234	109,021
Dover Corp.	140	28,826
Fortive Corp.	306	24,275
IDEX Corp.	61	14,068
Illinois Tool Works, Inc.	256	71,045
Ingersoll Rand, Inc.	20,998	2,187,362
Nordson Corp.	42	10,962
Otis Worldwide Corp.	357	36,764
PACCAR, Inc.	470	54,990
Parker-Hannifin Corp.	1,025	720,473
Pentair PLC	175	19,073
Snap-on, Inc.	38	14,048
Stanley Black & Decker, Inc.[2]	133	11,897
Westinghouse Air Brake Technologies Corp.	171	34,306
Xylem, Inc.	212	26,871
		3,590,299
Media: 0.1%
Charter Communications, Inc., Class A*	103	40,888

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Media—(continued)
Comcast Corp., Class A	4,326	$186,840
Fox Corp., Class A	277	13,052
Fox Corp., Class B	189	8,454
Interpublic Group of Cos., Inc.[2]	429	13,218
News Corp., Class A	398	11,681
News Corp., Class B2	99	3,177
Omnicom Group, Inc.	248	25,995
Paramount Global, Class B	493	5,349
		308,654
Multi-utilities: 0.2%
Ameren Corp.	394	37,190
CenterPoint Energy, Inc.	919	29,978
CMS Energy Corp.	468	32,624
Consolidated Edison, Inc.	532	53,514
Dominion Energy, Inc.	1,299	76,316
DTE Energy Co.	343	43,143
NiSource, Inc.	582	22,169
Public Service Enterprise Group, Inc.	731	68,933
Sempra	996	93,295
WEC Energy Group, Inc.[2]	507	51,232
		508,394
Office REITs: 0.0%†
BXP, Inc.	84	6,887

Oil, gas & consumable fuels: 2.7%
APA Corp.[2]	24,240	549,036
Chevron Corp.	1,546	250,344
ConocoPhillips	1,188	128,682
Coterra Energy, Inc.	654	17,475
Devon Energy Corp.	22,688	861,010
Diamondback Energy, Inc.	175	31,078
EOG Resources, Inc.	517	68,895
EQT Corp.	572	25,992
Exxon Mobil Corp.	7,169	845,655
Hess Corp.	243	35,765
Kinder Morgan, Inc.	1,663	47,013
Marathon Petroleum Corp.	321	50,124
Occidental Petroleum Corp.	628	31,764
ONEOK, Inc.	534	60,662
Phillips 66	401	53,726
Targa Resources Corp.	212	43,312
Texas Pacific Land Corp.[2]	15	24,001
Valero Energy Corp.	298	41,446
Williams Cos., Inc.	50,865	2,976,620
		6,142,600
Passenger airlines: 0.0%†
Delta Air Lines, Inc.	567	36,186
Southwest Airlines Co.	590	19,092

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Passenger airlines—(continued)
United Airlines Holdings, Inc.*	319	$30,889
		86,167
Pharmaceuticals: 2.4%
Bristol-Myers Squibb Co.	35,973	2,130,321
Catalent, Inc.*	182	11,122
Eli Lilly & Co.	3,067	2,439,339
Johnson & Johnson	2,806	434,958
Merck & Co., Inc.	2,949	299,736
Pfizer, Inc.	6,575	172,331
Viatris, Inc.	1,179	15,433
Zoetis, Inc.	535	93,759
		5,596,999
Professional services: 0.1%
Amentum Holdings, Inc.*	82	1,997
Automatic Data Processing, Inc.	385	118,168
Broadridge Financial Solutions, Inc.	95	22,422
Dayforce, Inc.*,2	165	13,198
Equifax, Inc.	114	29,818
Jacobs Solutions, Inc.	115	16,242
Leidos Holdings, Inc.	126	20,840
Paychex, Inc.	304	44,466
Paycom Software, Inc.	37	8,581
Verisk Analytics, Inc.	128	37,659
		313,391
Real estate management & development: 0.0%†
CBRE Group, Inc., Class A*	173	24,218
CoStar Group, Inc.*	191	15,536
		39,754
Residential REITs: 0.0%†
AvalonBay Communities, Inc.	64	15,062
Camden Property Trust	69	8,680
Equity Residential	122	9,353
Essex Property Trust, Inc.	34	10,556
Invitation Homes, Inc.	299	10,241
Mid-America Apartment Communities, Inc.	78	12,804
UDR, Inc.	159	7,292
		73,988
Retail REITs: 0.0%†
Federal Realty Investment Trust	61	7,116
Kimco Realty Corp.	343	8,770
Realty Income Corp.	437	25,298
Regency Centers Corp.	40	3,024
Simon Property Group, Inc.	175	32,130
		76,338
Semiconductors & semiconductor equipment: 7.0%
Advanced Micro Devices, Inc.*	8,269	1,134,300
Analog Devices, Inc.	483	105,318

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Semiconductors & semiconductor equipment—(continued)
Applied Materials, Inc.	818	$142,913
Broadcom, Inc.	15,700	2,544,656
Enphase Energy, Inc.*	127	9,062
First Solar, Inc.*	107	21,322
Intel Corp.	20,564	494,564
KLA Corp.	134	86,702
Lam Research Corp.	1,317	97,300
Marvell Technology, Inc.	4,731	438,516
Microchip Technology, Inc.	530	36,130
Micron Technology, Inc.	13,776	1,349,359
Monolithic Power Systems, Inc.	48	27,247
NVIDIA Corp.	67,536	9,336,852
NXP Semiconductors NV	256	58,719
ON Semiconductor Corp.*	392	27,879
Qorvo, Inc.*	104	7,181
QUALCOMM, Inc.	1,107	175,493
Skyworks Solutions, Inc.	146	12,788
Teradyne, Inc.	162	17,820
Texas Instruments, Inc.	905	181,932
		16,306,053
Software: 6.5%
Adobe, Inc.*	440	227,009
ANSYS, Inc.*	87	30,546
Autodesk, Inc.*	214	62,467
Cadence Design Systems, Inc.*	271	83,146
Crowdstrike Holdings, Inc., Class A*	229	79,227
Dynatrace, Inc.*	10,382	583,365
Fair Isaac Corp.*	24	57,001
Fortinet, Inc.*	643	61,117
Gen Digital, Inc.	457	14,098
HubSpot, Inc.*	1,343	968,370
Intuit, Inc.	276	177,118
Microsoft Corp.	21,359	9,044,682
Oracle Corp.	7,991	1,477,056
Palantir Technologies, Inc., Class A*	2,006	134,563
Palo Alto Networks, Inc.*	320	124,102
PTC, Inc.*	119	23,807
Roper Technologies, Inc.	109	61,742
Salesforce, Inc.	962	317,450
ServiceNow, Inc.*	203	213,036
Synopsys, Inc.*	150	83,774
Tyler Technologies, Inc.*	42	26,425
Zoom Communications, Inc.*	8,787	726,597
Zscaler, Inc.*	2,397	495,196
		15,071,894
Specialized REITs: 0.1%
American Tower Corp.	257	53,713
Crown Castle, Inc.	235	24,969
Digital Realty Trust, Inc.	170	33,267

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Specialized REITs—(continued)
Equinix, Inc.	55	$53,981
Extra Space Storage, Inc.	123	21,028
Iron Mountain, Inc.	168	20,777
Public Storage	94	32,717
SBA Communications Corp.	67	15,159
VICI Properties, Inc.	538	17,544
Weyerhaeuser Co.	392	12,646
		285,801
Specialty retail: 0.3%
AutoZone, Inc.*	15	47,543
Best Buy Co., Inc.	123	11,070
CarMax, Inc.*	134	11,252
Home Depot, Inc.	778	333,863
Lowe's Cos., Inc.	445	121,231
O'Reilly Automotive, Inc.*	49	60,918
Ross Stores, Inc.	258	39,956
TJX Cos., Inc.	885	111,236
Tractor Supply Co.	90	25,530
Ulta Beauty, Inc.*	43	16,626
		779,225
Technology hardware, storage & peripherals: 3.9%
Apple, Inc.	37,632	8,931,203
Dell Technologies, Inc., Class C	287	36,618
Hewlett Packard Enterprise Co.	1,291	27,395
HP, Inc.	965	34,190
NetApp, Inc.	186	22,811
Seagate Technology Holdings PLC	204	20,671
Super Micro Computer, Inc.*	550	17,952
Western Digital Corp.*	320	23,357
		9,114,197
Textiles, apparel & luxury goods: 0.3%
Deckers Outdoor Corp.*	120	23,515
Lululemon Athletica, Inc.*	94	30,142
NIKE, Inc., Class B	8,912	701,998
Ralph Lauren Corp.	29	6,711
Tapestry, Inc.[2]	196	12,207
		774,573
Tobacco: 0.4%
Philip Morris International, Inc.	7,758	1,032,280

Trading companies & distributors: 0.1%
Fastenal Co.	533	44,537
United Rentals, Inc.	62	53,692
WW Grainger, Inc.	40	48,214
		146,443
Water utilities: 0.0%†
American Water Works Co., Inc.	295	40,397

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Wireless telecommunication services: 0.6%
T-Mobile U.S., Inc.	5,794	$1,430,770
Total common stocks (cost—$109,391,999)		144,844,632

Preferred stocks: 0.0%†
Financial services: 0.0%†
SquareTwo Financial Corp.*,1,3 (cost—$0)	35,000	0

Exchange traded funds: 3.5%
Invesco S&P 500 Equal Weight ETF	26,621	4,994,632
iShares Core S&P Mid-Cap ETF	46,294	3,120,216
Total exchange traded funds (cost—$6,897,090)		8,114,848

	Face amount
Asset-backed securities: 6.5%
AmeriCredit Automobile Receivables Trust,
Series 2022-1, Class A3,
2.450%, due 11/18/26	$163,168	162,295
ARES XLVIII CLO Ltd.,
Series 2018-48A, Class C,
3 mo. USD Term SOFR + 2.062%
6.679%, due 07/20/30[4,5]	725,000	727,010
Capital One Multi-Asset Execution Trust,
Series 2005-B3, Class B3,
3 mo. USD Term SOFR + 0.812%
5.468%, due 05/15/28[5]	350,000	349,782
CCG Receivables Trust,
Series 2024-1, Class A2,
4.990%, due 03/15/32[4]	475,000	477,345
Dell Equipment Finance Trust,
Series 2024-2, Class C,
4.990%, due 08/22/30[4]	500,000	499,469
Series 2024-1, Class D,
6.120%, due 09/23/30[4]	150,000	152,532
Series 2023-3, Class D,
6.750%, due 10/22/29[4]	650,000	663,729
DLLMT LLC,
Series 2024-1A, Class A3,
4.840%, due 08/21/28[4]	475,000	476,578
Drive Auto Receivables Trust,
Series 2021-1, Class D,
1.450%, due 01/16/29	278,247	275,006
Series 2024-2, Class C,
4.670%, due 05/17/32	500,000	496,536
Series 2024-1, Class A3,
5.350%, due 02/15/28	200,000	200,725

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face amount	Value
Asset-backed securities—(continued)
DT Auto Owner Trust,
Series 2021-1A, Class D,
1.160%, due 11/16/26[4]	$214,524	$212,143
Enterprise Fleet Financing LLC,
Series 2024-4, Class A2,
4.690%, due 07/20/27[4]	1,025,000	1,024,998
Series 2023-2, Class A2,
5.560%, due 04/22/30[4]	478,288	481,886
Series 2024-2, Class A2,
5.740%, due 12/20/26[4]	150,000	151,294
Exeter Automobile Receivables Trust,
Series 2024-4A, Class C,
5.480%, due 08/15/30	150,000	151,207
GM Financial Automobile Leasing Trust,
Series 2023-1, Class B,
5.510%, due 01/20/27	475,000	476,931
HPEFS Equipment Trust,
Series 2024-1A, Class D,
5.820%, due 11/20/31[4]	500,000	506,164
Series 2024-2A, Class D,
5.820%, due 04/20/32[4]	850,000	862,206
Hyundai Auto Receivables Trust,
Series 2024-A, Class C,
5.270%, due 07/15/31	475,000	480,373
OneMain Financial Issuance Trust,
Series 2021-1A, Class A1,
1.550%, due 06/16/36[4]	600,000	561,387
Series 2020-2A, Class A,
1.750%, due 09/14/35[4]	600,000	574,324
Series 2020-2A, Class B,
2.210%, due 09/14/35[4]	300,000	280,050
Santander Drive Auto Receivables Trust,
Series 2020-4, Class D,
1.480%, due 01/15/27	35,497	35,373
Series 2022-5, Class C,
4.740%, due 10/16/28	475,000	474,781
Series 2024-5, Class C,
4.780%, due 01/15/31	1,025,000	1,021,476
Series 2024-4, Class C,
4.950%, due 04/15/30	300,000	300,484
Series 2023-2, Class A3,
5.210%, due 07/15/27	281,758	282,060
Series 2023-3, Class A3,
5.610%, due 10/15/27	600,000	601,678
Series 2024-3, Class C,
5.640%, due 08/15/30	475,000	484,246
Series 2023-3, Class A2,
6.080%, due 08/17/26	7,390	7,394
Series 2023-6, Class A2,
6.080%, due 05/17/27	164,456	164,896

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face amount	Value
Asset-backed securities—(continued)
Series 2023-4, Class A2,
6.180%, due 02/16/27	$202,676	$203,030
SCF Equipment Leasing LLC,
Series 2022-2A, Class A3,
6.500%, due 10/21/30[4]	661,531	669,158
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A2,
5.350%, due 06/21/27[4]	286,374	286,932
World Financial Network Credit Card
Master Note Trust,
Series 2024-B, Class A,
4.620%, due 05/15/31	250,000	250,081
Total asset-backed securities (cost—$15,058,454)		15,025,559

Corporate bonds: 14.1%
Advertising: 0.0%†
Clear Channel Outdoor Holdings, Inc.
5.125%, due 08/15/27[4]	35,000	34,161
7.750%, due 04/15/28[4]	25,000	23,026
7.875%, due 04/01/30[4]	20,000	20,706
		77,893
Aerospace & defense: 0.3%
AAR Escrow Issuer LLC,
6.750%, due 03/15/29[4]	40,000	40,949
Boeing Co.,
6.528%, due 05/01/34[4]	30,000	31,899
Bombardier, Inc.
7.000%, due 06/01/32[4]	40,000	40,817
7.250%, due 07/01/31[4]	10,000	10,329
7.875%, due 04/15/27[4]	30,000	30,080
8.750%, due 11/15/30[4]	40,000	43,294
GE Capital Funding LLC,
3.450%, due 05/15/25	200,000	198,631
GE Capital International Funding Co. Unlimited Co.,
4.418%, due 11/15/35	200,000	190,816
TransDigm, Inc.
6.000%, due 01/15/33[4]	23,000	22,998
6.375%, due 03/01/29[4]	25,000	25,407
6.625%, due 03/01/32[4]	28,000	28,680
7.125%, due 12/01/31[4]	10,000	10,394
		674,294
Agriculture: 0.0%†
Reynolds American, Inc.,
5.700%, due 08/15/35	70,000	71,937

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Airlines: 0.3%
Allegiant Travel Co.,
7.250%, due 08/15/27[4]	$30,000	$29,878
American Airlines, Inc.
7.250%, due 02/15/28[4]	25,000	25,606
8.500%, due 05/15/29[4]	35,000	36,981
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[4]	8,000	7,997
5.750%, due 04/20/29[4]	15,000	14,975
Delta Air Lines Pass-Through Trust,
Series 2020-1,Class AA
2.000%, due 06/10/28	83,691	77,732
Delta Air Lines, Inc.,
4.375%, due 04/19/28	100,000	97,623
JetBlue Airways Corp./JetBlue Loyalty LP,
9.875%, due 09/20/31[4]	45,000	47,341
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.500%, due 06/20/27[4]	247,500	249,599
United Airlines, Inc.
4.375%, due 04/15/26[4]	38,000	37,455
4.625%, due 04/15/29[4]	30,000	28,832
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
9.500%, due 06/01/28[4]	40,000	40,035
		694,054
Apparel: 0.0%†
Champ Acquisition Corp.,
8.375%, due 12/01/31[4]	35,000	36,206

Auto manufacturers: 0.2%
Ford Motor Co.,
9.625%, due 04/22/30	30,000	35,134
Ford Motor Credit Co. LLC,
4.542%, due 08/01/26	200,000	197,726
General Motors Co.,
6.600%, due 04/01/36	200,000	216,223
		449,083
Auto parts & equipment: 0.1%
American Axle & Manufacturing, Inc.,
6.500%, due 04/01/27	25,000	24,995
Dana, Inc.,
5.625%, due 06/15/28	20,000	19,895
Goodyear Tire & Rubber Co.,
5.250%, due 07/15/31	36,000	33,123
Phinia, Inc.,
6.625%, due 10/15/32[4]	25,000	25,187
		103,200

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks: 2.2%
Bank of America Corp.
(fixed, converts to FRN on 03/20/50)
4.083%, due 03/20/51[5]	$75,000	$62,451
6.110%, due 01/29/37	450,000	480,704
Bank of Nova Scotia,
(fixed, converts to FRN on 05/04/32)
4.588%, due 05/04/37[5]	100,000	93,626
Barclays Bank PLC,
3 mo. EURIBOR + 0.710%
4.191%, due 03/15/25[5,6,7]	60,000	61,503
Barclays PLC,
(fixed, converts to FRN on 08/09/32)
5.746%, due 08/09/33[5]	400,000	409,154
Canadian Imperial Bank of Commerce,
6.092%, due 10/03/33	150,000	160,591
Citigroup, Inc.
(fixed, converts to FRN on 03/20/29)
3.980%, due 03/20/30[5]	175,000	168,646
5.500%, due 09/13/25	175,000	175,769
6.675%, due 09/13/43	200,000	229,598
Deutsche Bank AG,
(fixed, converts to FRN on 01/07/27)
2.552%, due 01/07/28[5]	150,000	142,527
Freedom Mortgage Corp.,
12.000%, due 10/01/28[4]	55,000	59,783
Goldman Sachs Group, Inc.
3.750%, due 02/25/26	150,000	148,344
5.150%, due 05/22/45	110,000	106,117
HSBC Holdings PLC,
6.500%, due 09/15/37	200,000	215,224
JPMorgan Chase & Co.,
(fixed, converts to FRN on 07/24/47)
4.032%, due 07/24/48[5]	400,000	334,955
Lloyds Banking Group PLC,
4.582%, due 12/10/25	400,000	397,595
Mitsubishi UFJ Financial Group, Inc.,
3.677%, due 02/22/27	350,000	343,574
Morgan Stanley
4.300%, due 01/27/45	275,000	241,421
4.350%, due 09/08/26	590,000	585,660
(fixed, converts to FRN on 02/07/34)
5.942%, due 02/07/39[5]	100,000	102,377

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(concluded)
Royal Bank of Canada,
2.300%, due 11/03/31	$250,000	$213,728
Societe Generale SA,
4.000%, due 01/12/27[4]	200,000	195,655
Sumitomo Mitsui Financial Group, Inc.,
3.544%, due 01/17/28	150,000	145,216
		5,074,218
Beverages: 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36	75,000	73,448
4.900%, due 02/01/46	130,000	124,377
Molson Coors Beverage Co.,
4.200%, due 07/15/46	100,000	84,228
		282,053
Biotechnology: 0.2%
Amgen, Inc.,
5.250%, due 03/02/33	150,000	152,436
Gilead Sciences, Inc.
2.950%, due 03/01/27	200,000	193,478
4.750%, due 03/01/46	50,000	46,133
		392,047
Building Materials: 0.2%
Builders FirstSource, Inc.
4.250%, due 02/01/32[4]	10,000	9,109
5.000%, due 03/01/30[4]	30,000	28,973
6.375%, due 06/15/32[4]	10,000	10,222
Carrier Global Corp.,
6.200%, due 03/15/54	100,000	111,774
Knife River Corp.,
7.750%, due 05/01/31[4]	30,000	31,463
Masco Corp.,
4.500%, due 05/15/47	100,000	85,807
Smyrna Ready Mix Concrete LLC
6.000%, due 11/01/28[4]	51,000	50,564
8.875%, due 11/15/31[4]	30,000	31,918
Summit Materials LLC/Summit Materials Finance Corp.,
5.250%, due 01/15/29[4]	15,000	15,119
		374,949
Chemicals: 0.4%
Avient Corp.,
6.250%, due 11/01/31[4]	26,000	26,285
Celanese U.S. Holdings LLC,
6.379%, due 07/15/32	150,000	156,321
Cerdia Finanz GmbH,
9.375%, due 10/03/31[4]	6,000	6,265

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Chemicals—(concluded)
CF Industries, Inc.,
5.150%, due 03/15/34	$200,000	$197,732
Chemours Co.
4.625%, due 11/15/29[4]	45,000	40,174
8.000%, due 01/15/33[4]	25,000	25,139
LYB International Finance II BV,
3.500%, due 03/02/27	150,000	146,121
LYB International Finance III LLC,
3.625%, due 04/01/51	100,000	71,375
NOVA Chemicals Corp.
8.500%, due 11/15/28[4]	11,000	11,724
9.000%, due 02/15/30[4]	20,000	21,639
Olympus Water U.S. Holding Corp.,
9.625%, due 11/15/28[7]	100,000	112,694
Tronox, Inc.,
4.625%, due 03/15/29[4]	40,000	36,847
WR Grace Holdings LLC,
5.625%, due 08/15/29[4]	50,000	46,757
		899,073
Commercial services: 0.4%
ADT Security Corp.,
4.875%, due 07/15/32[4]	61,000	56,776
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
8.250%, due 01/15/30[4]	10,000	10,402
Block, Inc.,
6.500%, due 05/15/32[4]	22,000	22,571
Brink's Co.,
6.500%, due 06/15/29[4]	30,000	30,589
Carriage Services, Inc.,
4.250%, due 05/15/29[4]	30,000	27,717
Garda World Security Corp.,
8.375%, due 11/15/32[4]	28,000	28,727
Global Payments, Inc.,
5.950%, due 08/15/52	100,000	102,155
Herc Holdings, Inc.,
6.625%, due 06/15/29[4]	22,000	22,534
Neptune Bidco U.S., Inc.,
9.290%, due 04/15/29[4]	85,000	78,874
NESCO Holdings II, Inc.,
5.500%, due 04/15/29[4]	68,000	64,684
PayPal Holdings, Inc.,
5.500%, due 06/01/54	50,000	51,629
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.250%, due 01/15/28[4]	30,000	29,972
Quanta Services, Inc.,
2.350%, due 01/15/32	200,000	168,924
Raven Acquisition Holdings LLC,
6.875%, due 11/15/31[4]	35,000	35,006

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Commercial services—(concluded)
Service Corp. International,
5.750%, due 10/15/32	$10,000	$9,963
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
6.750%, due 08/15/32[4]	25,000	25,855
United Rentals North America, Inc.,
6.125%, due 03/15/34[4]	40,000	40,596
Wand NewCo 3, Inc.,
7.625%, due 01/30/32[4]	30,000	31,050
		838,024
Computers: 0.4%
Ahead DB Holdings LLC,
6.625%, due 05/01/28[4]	30,000	29,730
Apple, Inc.
3.450%, due 02/09/45	100,000	80,570
3.850%, due 05/04/43	160,000	138,637
ASGN, Inc.,
4.625%, due 05/15/28[4]	41,000	39,255
International Business Machines Corp.,
5.875%, due 11/29/32	175,000	187,312
KBR, Inc.,
4.750%, due 09/30/28[4]	41,000	39,258
Kyndryl Holdings, Inc.,
6.350%, due 02/20/34	200,000	212,086
McAfee Corp.,
7.375%, due 02/15/30[4]	60,000	58,342
NCR Voyix Corp.,
5.125%, due 04/15/29[4]	11,000	10,564
Seagate HDD Cayman,
8.250%, due 12/15/29	25,000	26,821
		822,575
Cosmetics/Personal Care: 0.0%†
Perrigo Finance Unlimited Co.,
6.125%, due 09/30/32	15,000	14,949

Distribution & wholesale: 0.0%†
Resideo Funding, Inc.,
6.500%, due 07/15/32[4]	30,000	30,473

Diversified financial services: 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, due 10/29/28	200,000	186,760
3.300%, due 01/30/32	250,000	221,834
6.500%, due 07/15/25	29,000	29,223
Bread Financial Holdings, Inc.,
9.750%, due 03/15/29[4]	105,000	112,749
Capital One Financial Corp.
3.750%, due 07/28/26	200,000	196,017

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Diversified financial services—(concluded)
(fixed, converts to FRN on 02/01/33)
5.817%, due 02/01/34[5]	$200,000	$205,675
CME Group, Inc.,
3.750%, due 06/15/28	150,000	147,153
Freedom Mortgage Holdings LLC,
9.250%, due 02/01/29[4]	20,000	20,725
GGAM Finance Ltd.,
6.875%, due 04/15/29[4]	30,000	30,617
Intercontinental Exchange, Inc.,
3.000%, due 06/15/50	100,000	68,244
Jane Street Group/JSG Finance, Inc.,
7.125%, due 04/30/31[4]	55,000	57,234
Jerrold Finco PLC,
7.875%, due 04/15/30[7]	100,000	129,853
Macquarie Airfinance Holdings Ltd.
6.500%, due 03/26/31[4]	33,000	34,260
8.125%, due 03/30/29[4]	40,000	42,203
Nationstar Mortgage Holdings, Inc.
5.125%, due 12/15/30[4]	29,000	27,575
6.000%, due 01/15/27[4]	35,000	35,000
7.125%, due 02/01/32[4]	10,000	10,317
Navient Corp.
6.750%, due 06/15/26	255,000	259,398
11.500%, due 03/15/31	25,000	28,448
OneMain Finance Corp.
7.125%, due 03/15/26	65,000	66,404
9.000%, due 01/15/29	40,000	42,572
PennyMac Financial Services, Inc.,
7.875%, due 12/15/29[4]	20,000	21,139
PHH Escrow Issuer LLC,
9.875%, due 11/01/29[4]	30,000	29,037
PRA Group, Inc.
8.375%, due 02/01/28[4]	35,000	36,081
8.875%, due 01/31/30[4]	20,000	21,022
Provident Funding Associates LP/PFG Finance Corp.,
9.750%, due 09/15/29[4]	30,000	31,221
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.875%, due 10/15/26[4]	150,000	143,170
Visa, Inc.,
2.000%, due 08/15/50	50,000	28,887
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.875%, due 05/01/27[4]	30,000	29,493
		2,292,311

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Electric: 1.4%
Berkshire Hathaway Energy Co.,
4.450%, due 01/15/49	$50,000	$43,452
Calpine Corp.
4.625%, due 02/01/29[4]	30,000	28,603
5.125%, due 03/15/28[4]	35,000	34,180
Clearway Energy Operating LLC,
4.750%, due 03/15/28[4]	65,000	63,082
Consolidated Edison Co. of New York, Inc.,
5.900%, due 11/15/53	100,000	107,650
Dominion Energy, Inc.,
3.900%, due 10/01/25	150,000	148,881
DTE Electric Co.,
Series A,
3.000%, due 03/01/32	200,000	179,347
Duke Energy Ohio, Inc.,
4.300%, due 02/01/49	250,000	211,239
Edison International
4.950%, due 04/15/25	188,000	187,823
(fixed, converts to FRN on 06/15/29)
7.875%, due 06/15/54[5]	25,000	26,198
Eversource Energy,
5.500%, due 01/01/34	200,000	203,252
Exelon Corp.
3.400%, due 04/15/26	70,000	68,826
4.450%, due 04/15/46	200,000	174,221
FirstEnergy Corp.,
Series C,
4.850%, due 07/15/47	125,000	111,008
Florida Power & Light Co.,
5.950%, due 02/01/38	45,000	48,820
Georgia Power Co.,
Series B,
3.700%, due 01/30/50	200,000	154,817
Leeward Renewable Energy Operations LLC,
4.250%, due 07/01/29[4]	25,000	23,047
Lightning Power LLC,
7.250%, due 08/15/32[4]	35,000	36,485
National Rural Utilities Cooperative Finance Corp.,
3.900%, due 11/01/28	100,000	97,552
NRG Energy, Inc.
3.625%, due 02/15/31[4]	66,000	58,814
6.000%, due 02/01/33[4]	25,000	24,861
Oncor Electric Delivery Co. LLC,
3.750%, due 04/01/45	40,000	32,181
PG&E Corp.,
5.000%, due 07/01/28	50,000	49,089

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Electric—(concluded)
Pike Corp.,
8.625%, due 01/31/31[4]	$40,000	$42,795
Public Service Electric & Gas Co.,
2.450%, due 01/15/30	250,000	225,701
Sempra
5.500%, due 08/01/33	150,000	154,447
6.000%, due 10/15/39	150,000	158,077
Southern California Edison Co.,
3.650%, due 02/01/50	175,000	132,818
Southwestern Electric Power Co.,
3.250%, due 11/01/51	200,000	135,298
Talen Energy Supply LLC,
8.625%, due 06/01/30[4]	65,000	69,957
Virginia Electric & Power Co.,
4.600%, due 12/01/48	100,000	88,971
Vistra Corp.,
(fixed, converts to FRN on 12/15/26)
7.000%, due 12/15/26[4,5,6]	69,000	69,656
Vistra Operations Co. LLC,
5.625%, due 02/15/27[4]	30,000	30,000
		3,221,148
Electrical components & equipment: 0.1%
Energizer Holdings, Inc.
4.375%, due 03/31/29[4]	54,000	50,738
4.750%, due 06/15/28[4]	30,000	29,042
WESCO Distribution, Inc.
6.375%, due 03/15/29[4]	5,000	5,119
6.625%, due 03/15/32[4]	20,000	20,637
7.250%, due 06/15/28[4]	15,000	15,348
		120,884
Electronics: 0.0%†
Coherent Corp.,
5.000%, due 12/15/29[4]	40,000	38,585

Energy-Alternate Sources: 0.0%†
TerraForm Power Operating LLC,
4.750%, due 01/15/30[4]	97,000	90,950

Engineering & construction: 0.0%†
Arcosa, Inc.,
6.875%, due 08/15/32[4]	25,000	25,759
Artera Services LLC,
8.500%, due 02/15/31[4]	60,000	59,620
Weekley Homes LLC/Weekley Finance Corp.,
4.875%, due 09/15/28[4]	15,000	14,324
		99,703
Entertainment: 0.2%
Caesars Entertainment, Inc.
6.000%, due 10/15/32[4]	25,000	24,574

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Entertainment—(concluded)
6.500%, due 02/15/32[4]	$25,000	$25,502
Churchill Downs, Inc.,
5.750%, due 04/01/30[4]	20,000	19,855
Cinemark USA, Inc.,
5.250%, due 07/15/28[4]	10,000	9,776
Cirsa Finance International SARL,
10.375%, due 11/30/27[7]	112,500	125,140
International Game Technology PLC,
5.250%, due 01/15/29[4]	20,000	19,643
Jacobs Entertainment, Inc.,
6.750%, due 02/15/29[4]	43,000	42,063
Light & Wonder International, Inc.,
7.500%, due 09/01/31[4]	45,000	46,855
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.,
8.000%, due 08/01/30[4]	30,000	30,938
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.,
6.625%, due 05/01/32[4]	22,000	22,546
Warnermedia Holdings, Inc.,
5.050%, due 03/15/42	100,000	84,489
		451,381
Food: 0.1%
J.M. Smucker Co.,
6.200%, due 11/15/33	100,000	107,409
Kroger Co.,
3.875%, due 10/15/46	150,000	118,475
Performance Food Group, Inc.,
6.125%, due 09/15/32[4]	25,000	25,222
United Natural Foods, Inc.,
6.750%, due 10/15/28[4]	35,000	34,448
Viking Baked Goods Acquisition Corp.,
8.625%, due 11/01/31[4]	25,000	24,533
		310,087
Forest products & paper: 0.0%†
Magnera Corp.,
7.250%, due 11/15/31[4]	11,000	10,844

Gas: 0.0%†
AmeriGas Partners LP/AmeriGas Finance Corp.,
5.500%, due 05/20/25	14,000	13,952

Hand & machine tools: 0.1%
Regal Rexnord Corp.,
6.400%, due 04/15/33	150,000	158,072

Healthcare-products: 0.1%
Abbott Laboratories
3.750%, due 11/30/26	62,000	61,320
4.900%, due 11/30/46	50,000	49,043

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Healthcare-products—(concluded)
Medline Borrower LP,
5.250%, due 10/01/29[4]	$62,000	$60,531
Medline Borrower LP/Medline Co-Issuer, Inc.,
6.250%, due 04/01/29[4]	4,000	4,074
		174,968
Healthcare-services: 0.3%
CHS/Community Health Systems, Inc.
5.250%, due 05/15/30[4]	29,000	24,754
5.625%, due 03/15/27[4]	28,000	27,097
6.000%, due 01/15/29[4]	25,000	23,283
6.875%, due 04/15/29[4]	43,000	34,648
10.875%, due 01/15/32[4]	45,000	46,827
Concentra Escrow Issuer Corp.,
6.875%, due 07/15/32[4]	35,000	36,059
DaVita, Inc.
4.625%, due 06/01/30[4]	48,000	44,961
6.875%, due 09/01/32[4]	25,000	25,821
HAH Group Holding Co. LLC,
9.750%, due 10/01/31[4]	35,000	35,753
HCA, Inc.,
5.250%, due 06/15/49	150,000	137,615
LifePoint Health, Inc.
9.875%, due 08/15/30[4]	10,000	10,861
10.000%, due 06/01/32[4]	10,000	10,465
11.000%, due 10/15/30[4]	10,000	11,018
Molina Healthcare, Inc.,
6.250%, due 01/15/33[4]	25,000	25,212
Prime Healthcare Services, Inc.,
9.375%, due 09/01/29[4]	43,000	43,675
Select Medical Corp.,
6.250%, due 12/01/32[4,8]	10,000	10,020
Star Parent, Inc.,
9.000%, due 10/01/30[4]	30,000	30,975
Tenet Healthcare Corp.
6.125%, due 06/15/30	65,000	65,333
6.875%, due 11/15/31	43,000	45,407
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	40,000	39,126
		728,910
Home builders: 0.0%†
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, due 08/01/29[4]	15,000	14,015
6.625%, due 01/15/28[4]	10,000	10,065
Installed Building Products, Inc.,
5.750%, due 02/01/28[4]	40,000	39,585
		63,665

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Housewares: 0.0%†
Newell Brands, Inc.
6.375%, due 05/15/30	$25,000	$25,465
6.875%, due 04/01/36[5]	15,000	15,251
7.000%, due 04/01/46[5]	5,000	4,778
		45,494
Insurance: 0.3%
Acrisure LLC/Acrisure Finance, Inc.,
8.250%, due 02/01/29[4]	50,000	51,371
Allstate Corp.,
3.850%, due 08/10/49	50,000	39,687
Aon Global Ltd.,
4.750%, due 05/15/45	100,000	90,880
Berkshire Hathaway Finance Corp.,
4.250%, due 01/15/49	100,000	88,472
Hartford Financial Services Group, Inc.,
6.100%, due 10/01/41	150,000	159,779
MetLife, Inc.,
4.125%, due 08/13/42	130,000	112,726
Prudential Financial, Inc.,
6.625%, due 06/21/40	60,000	68,884
Teachers Insurance & Annuity Association of America,
4.270%, due 05/15/47[4]	50,000	41,927
		653,726
Internet: 0.1%
Amazon.com, Inc.,
2.500%, due 06/03/50	150,000	94,761
Expedia Group, Inc.,
3.800%, due 02/15/28	100,000	97,114
Match Group Holdings II LLC,
5.625%, due 02/15/29[4]	30,000	29,714
Netflix, Inc.,
4.875%, due 06/15/30[4]	100,000	100,832
Wayfair LLC,
7.250%, due 10/31/29[4]	8,000	8,107
		330,528
Investment companies: 0.1%
Blue Owl Technology Finance Corp. II,
6.750%, due 04/04/29[4]	125,000	126,126
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250%, due 05/15/27	35,000	33,646
6.250%, due 05/15/26	85,000	83,767
9.750%, due 01/15/29	30,000	30,803
10.000%, due 11/15/29[4]	5,000	5,128
		279,470

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Iron & steel: 0.1%
Big River Steel LLC/BRS Finance Corp.,
6.625%, due 01/31/29[4]	$44,000	$44,329
Cleveland-Cliffs, Inc.
6.875%, due 11/01/29[4]	45,000	45,316
7.000%, due 03/15/32[4]	30,000	30,153
Mineral Resources Ltd.,
8.500%, due 05/01/30[4]	55,000	56,204
		176,002
Leisure time: 0.3%
Carnival Corp.
5.750%, due 03/01/27[4]	70,000	70,295
6.000%, due 05/01/29[4]	30,000	30,105
Carnival Holdings Bermuda Ltd.,
10.375%, due 05/01/28[4]	84,000	90,159
Harley-Davidson, Inc.,
3.500%, due 07/28/25	150,000	148,517
NCL Corp. Ltd.
5.875%, due 03/15/26[4]	50,000	49,997
8.375%, due 02/01/28[4]	35,000	36,623
Pinnacle Bidco PLC,
8.250%, due 10/11/28[7]	100,000	112,137
Royal Caribbean Cruises Ltd.
5.500%, due 04/01/28[4]	10,000	10,002
5.625%, due 09/30/31[4]	5,000	5,009
6.000%, due 02/01/33[4]	11,000	11,138
6.250%, due 03/15/32[4]	30,000	30,650
7.500%, due 10/15/27	25,000	26,511
Sabre GLBL, Inc.,
10.750%, due 11/15/29[4]	64,000	64,544
		685,687
Lodging: 0.0%†
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.875%, due 07/01/31[4]	26,000	23,459
5.000%, due 06/01/29[4]	25,000	23,756
6.625%, due 01/15/32[4]	40,000	40,478
		87,693
Machinery-diversified: 0.1%
Deere & Co.,
3.900%, due 06/09/42	100,000	86,489
Esab Corp.,
6.250%, due 04/15/29[4]	10,000	10,173
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC,
9.000%, due 02/15/29[4]	55,000	57,216
		153,878

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Media: 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[4]	$45,000	$40,296
4.250%, due 01/15/34[4]	40,000	33,352
4.750%, due 03/01/30[4]	122,000	113,363
5.375%, due 06/01/29[4]	60,000	58,424
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.200%, due 03/15/28	250,000	243,012
Comcast Corp.
2.887%, due 11/01/51	239,000	154,469
4.150%, due 10/15/28	50,000	49,285
Directv Financing LLC,
8.875%, due 02/01/30[4]	60,000	60,370
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.875%, due 08/15/27[4]	15,000	14,740
DISH Network Corp.,
11.750%, due 11/15/27[4]	85,000	90,306
Fox Corp.,
3.050%, due 04/07/25	25,000	24,841
Gray Television, Inc.
5.375%, due 11/15/31[4]	10,000	5,954
10.500%, due 07/15/29[4]	22,000	22,389
Nexstar Media, Inc.,
4.750%, due 11/01/28[4]	30,000	28,328
Sirius XM Radio, Inc.
3.875%, due 09/01/31[4]	25,000	21,642
4.125%, due 07/01/30[4]	20,000	18,045
5.500%, due 07/01/29[4]	35,000	34,206
Time Warner Cable LLC,
6.550%, due 05/01/37	25,000	24,841
Univision Communications, Inc.
4.500%, due 05/01/29[4]	40,000	35,904
7.375%, due 06/30/30[4]	25,000	24,101
8.000%, due 08/15/28[4]	5,000	5,102
8.500%, due 07/31/31[4]	35,000	34,721
Walt Disney Co.,
4.950%, due 10/15/45	120,000	115,159
		1,252,850
Mining: 0.1%
Arsenal AIC Parent LLC,
8.000%, due 10/01/30[4]	35,000	36,825
FMG Resources August 2006 Pty. Ltd.
5.875%, due 04/15/30[4]	15,000	14,907
6.125%, due 04/15/32[4]	40,000	40,291
Hudbay Minerals, Inc.,
6.125%, due 04/01/29[4]	40,000	40,353

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Mining—(concluded)
Novelis Corp.,
4.750%, due 01/30/30[4]	$30,000	$28,200
		160,576
Miscellaneous manufacturers: 0.0%†
Amsted Industries, Inc.
4.625%, due 05/15/30[4]	35,000	33,029
5.625%, due 07/01/27[4]	20,000	19,878
Hillenbrand, Inc.,
6.250%, due 02/15/29	30,000	30,580
		83,487
Office & business equipment: 0.0%†
Xerox Holdings Corp.,
8.875%, due 11/30/29[4]	30,000	25,827
Zebra Technologies Corp.,
6.500%, due 06/01/32[4]	22,000	22,571
		48,398
Oil & gas: 0.6%
Aethon United BR LP/Aethon United Finance Corp.,
7.500%, due 10/01/29[4]	35,000	36,300
Aker BP ASA,
3.750%, due 01/15/30[4]	150,000	140,579
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, due 06/30/29[4]	41,000	40,274
6.625%, due 10/15/32[4]	25,000	25,024
8.250%, due 12/31/28[4]	10,000	10,237
BP Capital Markets America, Inc.,
3.017%, due 01/16/27	75,000	72,812
Civitas Resources, Inc.
8.375%, due 07/01/28[4]	25,000	26,094
8.750%, due 07/01/31[4]	55,000	58,306
CNX Resources Corp.,
7.250%, due 03/01/32[4]	30,000	31,137
ConocoPhillips Co.,
3.758%, due 03/15/42	250,000	206,478
Diamond Foreign Asset Co./Diamond Finance LLC,
8.500%, due 10/01/30[4]	38,000	39,678
Diamondback Energy, Inc.,
6.250%, due 03/15/33	100,000	106,329
Encino Acquisition Partners Holdings LLC,
8.750%, due 05/01/31[4]	22,000	23,232
EQT Corp.,
3.125%, due 05/15/26[4]	150,000	145,902
Equinor ASA,
4.800%, due 11/08/43	50,000	48,293

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Oil & gas—(concluded)
Exxon Mobil Corp.,
4.114%, due 03/01/46	$50,000	$42,619
Gulfport Energy Operating Corp.,
6.750%, due 09/01/29[4]	25,000	25,539
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[4]	19,000	18,453
6.000%, due 04/15/30[4]	10,000	9,638
Marathon Petroleum Corp.,
4.750%, due 09/15/44	110,000	95,735
Nabors Industries, Inc.,
9.125%, due 01/31/30[4]	25,000	25,991
Shell Finance U.S., Inc.,
4.375%, due 05/11/45	100,000	87,918
SM Energy Co.,
7.000%, due 08/01/32[4]	22,000	22,110
Talos Production, Inc.
9.000%, due 02/01/29[4]	20,000	20,925
9.375%, due 02/01/31[4]	20,000	21,008
Transocean Aquila Ltd.,
8.000%, due 09/30/28[4]	18,154	18,634
Transocean Titan Financing Ltd.,
8.375%, due 02/01/28[4]	50,000	51,461
Transocean, Inc.,
8.750%, due 02/15/30[4]	4,250	4,427
		1,455,133
Oil & gas services: 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[4]	11,000	11,041
6.625%, due 09/01/32[4]	25,000	25,342
6.875%, due 04/01/27[4]	29,000	29,130
Bristow Group, Inc.,
6.875%, due 03/01/28[4]	73,000	72,952
Kodiak Gas Services LLC,
7.250%, due 02/15/29[4]	30,000	31,011
Oceaneering International, Inc.,
6.000%, due 02/01/28	23,000	22,829
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 09/01/27	64,000	64,405
7.125%, due 03/15/29[4]	25,000	25,613
Weatherford International Ltd.,
8.625%, due 04/30/30[4]	27,000	28,121
		310,444
Packaging & containers: 0.0%†
Clearwater Paper Corp.,
4.750%, due 08/15/28[4]	35,000	32,830

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Packaging & containers—(concluded)
LABL, Inc.,
8.625%, due 10/01/31[4]	$25,000	$23,574
		56,404
Pharmaceuticals: 0.4%
AbbVie, Inc.
3.200%, due 05/14/26	30,000	29,454
3.800%, due 03/15/25	90,000	89,748
4.450%, due 05/14/46	200,000	178,751
Endo Finance Holdings, Inc.,
8.500%, due 04/15/31[4]	10,000	10,644
Nidda Healthcare Holding GmbH,
7.500%, due 08/21/26[7]	66,059	71,903
Pfizer, Inc.,
7.200%, due 03/15/39	270,000	325,364
Teva Pharmaceutical Finance Netherlands II BV,
3.750%, due 05/09/27	100,000	105,347
		811,211
Pipelines: 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
5.375%, due 06/15/29[4]	25,000	24,469
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.250%, due 07/15/32[4]	45,000	46,658
Buckeye Partners LP
5.600%, due 10/15/44	16,000	13,506
6.875%, due 07/01/29[4]	22,000	22,442
CNX Midstream Partners LP,
4.750%, due 04/15/30[4]	71,000	66,125
Enbridge Energy Partners LP,
7.375%, due 10/15/45	100,000	118,320
Energy Transfer LP
5.400%, due 10/01/47	50,000	47,041
3 mo. USD Term SOFR + 3.279%
7.850%, due 11/01/66[5]	75,000	74,807
EQM Midstream Partners LP,
4.750%, due 01/15/31[4]	13,000	12,482
Genesis Energy LP/Genesis Energy Finance Corp.,
8.000%, due 01/15/27	22,000	22,421
Howard Midstream Energy Partners LLC
7.375%, due 07/15/32[4]	51,000	52,563
8.875%, due 07/15/28[4]	55,000	58,394
Kinder Morgan, Inc.
4.300%, due 03/01/28	150,000	148,290
5.550%, due 06/01/45	70,000	68,358

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Pipelines—(concluded)
MPLX LP,
4.875%, due 06/01/25	$120,000	$119,996
Plains All American Pipeline LP/PAA Finance Corp.,
5.700%, due 09/15/34	200,000	205,238
Sabine Pass Liquefaction LLC,
5.000%, due 03/15/27	80,000	80,334
Summit Midstream Holdings LLC,
8.625%, due 10/31/29[4]	11,000	11,510
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
7.375%, due 02/15/29[4]	30,000	30,534
Targa Resources Corp.,
4.200%, due 02/01/33	150,000	139,831
Venture Global LNG, Inc.
7.000%, due 01/15/30[4]	2,000	2,045
8.125%, due 06/01/28[4]	35,000	36,577
8.375%, due 06/01/31[4]	40,000	42,160
9.500%, due 02/01/29[4]	55,000	61,440
9.875%, due 02/01/32[4]	105,000	116,762
Western Midstream Operating LP
4.650%, due 07/01/26	100,000	99,407
6.150%, due 04/01/33	100,000	103,933
		1,825,643
Real estate: 0.1%
Jones Lang LaSalle, Inc.,
6.875%, due 12/01/28	200,000	214,450

Real estate investment trusts: 0.5%
AvalonBay Communities, Inc.,
3.450%, due 06/01/25	70,000	69,529
Boston Properties LP,
2.750%, due 10/01/26	40,000	38,414
Extra Space Storage LP,
5.400%, due 02/01/34	200,000	202,355
Healthpeak OP LLC,
5.250%, due 12/15/32	150,000	152,153
Iron Mountain, Inc.
4.875%, due 09/15/27[4]	45,000	44,313
5.250%, due 07/15/30[4]	45,000	43,660
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250%, due 02/01/27[4]	30,000	29,201
4.750%, due 06/15/29[4]	30,000	28,716
Public Storage Operating Co.,
2.250%, due 11/09/31	200,000	170,738
Service Properties Trust
4.750%, due 10/01/26	33,000	31,772
5.250%, due 02/15/26	65,000	63,627
8.625%, due 11/15/31[4]	30,000	31,651

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
Starwood Property Trust, Inc.,
7.250%, due 04/01/29[4]	$20,000	$20,594
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500%, due 02/15/29[4]	45,000	39,465
10.500%, due 02/15/28[4]	106,000	112,614
VICI Properties LP/VICI Note Co., Inc.,
4.625%, due 12/01/29[4]	25,000	24,158
		1,102,960
Retail: 0.6%
1011778 BC ULC/New Red Finance, Inc.,
5.625%, due 09/15/29[4]	10,000	10,006
Academy Ltd.,
6.000%, due 11/15/27[4]	35,000	34,914
Asbury Automotive Group, Inc.,
4.625%, due 11/15/29[4]	20,000	18,989
Bath & Body Works, Inc.
6.625%, due 10/01/30[4]	55,000	56,316
6.875%, due 11/01/35	45,000	47,048
Beacon Roofing Supply, Inc.,
6.500%, due 08/01/30[4]	30,000	30,743
Cougar JV Subsidiary LLC,
8.000%, due 05/15/32[4]	30,000	31,474
Home Depot, Inc.
2.125%, due 09/15/26	150,000	144,144
3.350%, due 09/15/25	40,000	39,620
3.350%, due 04/15/50	100,000	73,692
LCM Investments Holdings II LLC,
8.250%, due 08/01/31[4]	25,000	26,139
Lithia Motors, Inc.,
4.375%, due 01/15/31[4]	51,000	46,864
Macy's Retail Holdings LLC,
6.125%, due 03/15/32[4]	11,000	10,511
McDonald's Corp.
3.800%, due 04/01/28	250,000	244,657
4.875%, due 12/09/45	20,000	18,727
Nordstrom, Inc.
4.250%, due 08/01/31	13,000	11,442
6.950%, due 03/15/28	11,000	11,371
Patrick Industries, Inc.
4.750%, due 05/01/29[4]	30,000	28,624
6.375%, due 11/01/32[4]	45,000	44,519
QVC, Inc.,
4.450%, due 02/15/25	60,000	59,764
Raising Cane's Restaurants LLC,
9.375%, due 05/01/29[4]	45,000	48,379

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Retail—(concluded)
Sally Holdings LLC/Sally Capital, Inc.,
6.750%, due 03/01/32	$46,000	$46,972
Specialty Building Products Holdings LLC/SBP Finance Corp.,
7.750%, due 10/15/29[4]	2,000	2,055
Target Corp.,
1.950%, due 01/15/27	150,000	142,850
Victra Holdings LLC/Victra Finance Corp.,
8.750%, due 09/15/29[4]	40,000	42,233
Walgreens Boots Alliance, Inc.,
8.125%, due 08/15/29	10,000	10,069
White Cap Buyer LLC,
6.875%, due 10/15/28[4]	32,000	32,238
		1,314,360
Semiconductors: 0.2%
Broadcom, Inc.,
3.137%, due 11/15/35[4]	140,000	116,462
NVIDIA Corp.,
2.850%, due 04/01/30	100,000	92,563
NXP BV/NXP Funding LLC,
5.550%, due 12/01/28	100,000	102,190
NXP BV/NXP Funding LLC/NXP USA, Inc.,
3.875%, due 06/18/26	95,000	93,852
QUALCOMM, Inc.,
4.800%, due 05/20/45	100,000	93,812
		498,879
Software: 0.3%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.,
8.000%, due 06/15/29[4]	30,000	30,789
Cloud Software Group, Inc.
6.500%, due 03/31/29[4]	100,000	98,236
9.000%, due 09/30/29[4]	80,000	80,991
Microsoft Corp.
2.525%, due 06/01/50	120,000	77,882
3.500%, due 02/12/35	150,000	139,342
Open Text Corp.,
3.875%, due 12/01/29[4]	30,000	27,366
Oracle Corp.,
5.375%, due 07/15/40	216,000	215,299
Rocket Software, Inc.,
9.000%, due 11/28/28[4]	10,000	10,388
		680,293
Telecommunications: 0.7%
AT&T, Inc.
3.800%, due 12/01/57	167,000	122,901
6.000%, due 08/15/40	180,000	189,221

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Telecommunications—(concluded)
Cisco Systems, Inc.,
5.300%, due 02/26/54	$50,000	$51,253
Deutsche Telekom International Finance BV,
8.750%, due 06/15/30	75,000	88,398
EchoStar Corp.,
10.750%, due 11/30/29	80,000	86,542
Frontier Communications Holdings LLC
5.875%, due 10/15/27[4]	70,000	70,084
6.750%, due 05/01/29[4]	45,000	45,570
8.750%, due 05/15/30[4]	11,000	11,720
Level 3 Financing, Inc.
4.000%, due 04/15/31[4]	10,000	7,925
4.875%, due 06/15/29[4]	26,000	22,715
10.500%, due 05/15/30[4]	10,000	10,975
10.750%, due 12/15/30[4]	15,000	16,875
Sprint LLC,
7.625%, due 03/01/26	150,000	153,825
Telecom Italia Capital SA,
7.721%, due 06/04/38	40,000	42,406
T-Mobile USA, Inc.,
5.150%, due 04/15/34	200,000	201,648
Verizon Communications, Inc.
2.355%, due 03/15/32	209,000	176,364
4.016%, due 12/03/29	282,000	273,643
Windstream Services LLC/Windstream Escrow Finance Corp.,
8.250%, due 10/01/31[4]	25,000	26,102
Zayo Group Holdings, Inc.
4.000%, due 03/01/27[4]	10,000	9,430
6.125%, due 03/01/28[4]	73,000	67,342
		1,674,939
Transportation: 0.1%
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	160,000	160,043
Genesee & Wyoming, Inc.,
6.250%, due 04/15/32[4]	29,000	29,159
United Parcel Service, Inc.,
3.750%, due 11/15/47	50,000	39,807
		229,009
Trucking & leasing: 0.0%†
Fortress Transportation & Infrastructure Investors LLC
5.500%, due 05/01/28[4]	40,000	39,514
7.875%, due 12/01/30[4]	15,000	15,927
		55,441
Total corporate bonds (cost—$34,147,805)		32,797,443

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face
	amount	Value
Mortgage-backed securities: 1.6%
Bank,
Series 2020-BN30, Class A4,
1.925%, due 12/15/53	$350,000	$291,500
BMO Mortgage Trust,
Series 2023-C4, Class A5,
5.117%, due 02/15/56[5]	500,000	504,506
BWAY Mortgage Trust,
Series 2013-1515, Class A2,
3.454%, due 03/10/33[4]	450,000	429,915
Citigroup Commercial Mortgage Trust,
Series 2018-C5, Class A4,
4.228%, due 06/10/51[5]	350,000	340,646
Extended Stay America Trust,
Series 2021-ESH, Class D,
6.974%, due 07/15/38[4,5]	813,035	815,322
Flagstar Mortgage Trust,
Series 2018-5, Class A2,
4.000%, due 09/25/48[4,5]	141,916	133,118
Hilton USA Trust,
Series 2016-SFP, Class B,
3.323%, due 11/05/35[4]	425,000	301,750
Hudson Yards Mortgage Trust,
Series 2016-10HY, Class A,
2.835%, due 08/10/38[4]	400,000	383,730
Residential Mortgage Loan Trust,
Series 2020-2, Class A1,
1.654%, due 05/25/60[4,5]	635	633
Series 2020-1, Class A1,
2.376%, due 01/26/60[4,5]	7,515	7,375
Series 2019-3, Class A1,
2.633%, due 09/25/59[4,5]	1,613	1,607
TTAN,
Series 2021-MHC, Class B,
5.825%, due 03/15/38[4,5]	288,392	287,851
Verus Securitization Trust,
Series 2021-R1, Class A1,
0.820%, due 10/25/63[4,5]	62,822	59,138
Series 2021-R3, Class A1,
1.020%, due 04/25/64[4,5]	152,299	140,867
Series 2020-5, Class A1,
2.218%, due 05/25/65[4,5]	45,912	44,148
Total mortgage-backed securities (cost—$4,009,140)		3,742,106

Non-U.S. government agency obligations: 0.2%
Mexico Government International Bonds
3.250%, due 04/16/30	200,000	178,313
4.750%, due 04/27/32	200,000	186,937
Total non-U.S. government agency obligations (cost—$411,538)		365,250

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face
	amount	Value
U.S. government agency obligations: 11.9%
Federal Home Loan Mortgage Corp.
2.500%, due 05/01/52	$1,268,906	$1,074,183
3.000%, due 11/01/46	69,158	61,769
3.000%, due 07/01/47	86,701	77,426
3.000%, due 08/01/47	87,381	78,034
4.000%, due 05/01/47	69,938	66,529
5.000%, due 03/01/38	7,430	7,529
5.500%, due 05/01/37	32,453	33,377
5.500%, due 08/01/40	6,868	7,067
6.500%, due 08/01/28	10,914	11,169
Federal National Mortgage Association
2.000%, due 11/01/50	880,263	711,680
2.000%, due 01/01/51	429,099	345,944
2.000%, due 03/01/51	425,619	343,667
2.500%, due 04/01/50	1,271,638	1,077,029
2.500%, due 05/01/51	745,202	629,541
2.500%, due 02/01/52	1,005,450	858,138
2.500%, due 03/01/52	1,672,420	1,407,218
3.000%, due 11/01/48	146,617	130,781
3.000%, due 02/01/50	152,102	134,573
3.500%, due 12/01/47	57,185	52,698
3.500%, due 02/01/48	414,110	381,603
4.000%, due 12/01/39	22,853	22,028
4.000%, due 02/01/41	12,113	11,678
4.500%, due 09/01/37	71,539	71,360
4.500%, due 07/01/47	35,726	34,927
5.000%, due 10/01/39	3,506	3,544
5.000%, due 05/01/40	2,934	2,962
5.500%, due 08/01/39	5,634	5,798
7.000%, due 08/01/32	54,540	57,273
7.500%, due 02/01/33	62	62
Government National Mortgage Association
2.000%, due 03/20/51	1,138,684	939,224
2.500%, due 03/20/51	1,189,635	1,019,995
3.000%, due 01/20/47	33,648	30,228
3.000%, due 07/20/47	91,997	82,539
3.000%, due 08/20/47	69,369	62,237
3.500%, due 04/20/47	85,046	78,629
4.000%, due 07/15/42	21,205	20,523
6.000%, due 11/20/28	109	111
6.000%, due 02/20/29	246	251
6.000%, due 02/20/34	166,742	172,521
Government National Mortgage Association, TBA
3.000%	250,000	221,888
5.000%	525,000	517,602
5.500%	1,150,000	1,151,461
Uniform Mortgage-Backed Security, TBA
2.000%	2,625,000	2,106,318
3.000%	2,700,000	2,356,622
3.500%	2,700,000	2,449,580

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Face
	amount	Value
U.S. government agency obligations—(continued)
4.000%	$875,000	$819,325
4.500%	1,775,000	1,706,183
5.000%	2,525,000	2,477,942
5.500%	1,300,000	1,297,752
6.000%	2,500,000	2,530,750
Total U.S. government agency obligations (cost—$28,038,930)		27,741,268

U.S. treasury obligations: 0.1%
U.S. Treasury Notes
4.375%, due 11/30/28	110,000	111,040
4.500%, due 11/15/33	150,000	153,439
Total U.S. treasury obligations (cost—$269,978)		264,479

Short term investments: 6.5%
Investment companies: 2.0%
State Street Institutional
U.S. Government Money Market Fund, 4.593%[9]	4,615,680	4,615,680

U.S. treasury obligations: 4.5%
U.S. Treasury Bills
4.455%, due
03/20/25[9]	2,500,000	2,467,353
4.549%, due
01/21/25[9]	2,000,000	1,987,618
4.775%, due
02/20/25[9]	4,000,000	3,960,958
4.954%, due
01/16/25[9]	2,100,000	2,087,169
		10,503,098
Total short term investments (cost—$15,116,060)		15,118,778

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

	Number of
	shares	Value
Investment of cash collateral from securities loaned: 0.3%
Money market funds: 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.580%[9] (cost—$653,483)	$653,483	$653,483
Total investments (cost—$213,994,477)[10]: 107.1%		248,667,846
Liabilities in excess of other assets—(7.1)%		(16,512,546)
Net assets: 100.0%		$232,155,300

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
59	USD	Russell 2000 Value Index Futures	December 2024	$6,530,857	$7,211,570	$680,713
U.S. Treasury futures buy contracts:
190	USD	U.S. Treasury Note 10 Year Futures	March 2025	$20,986,248	$21,125,625	$139,377
1	USD	Ultra U.S. Treasury Note 10 Year Futures	March 2025	112,588	114,797	2,209
Total				$27,629,693	$28,451,992	$822,299
Index futures sell contracts:
2	USD	S&P 500 E-Mini Index Futures	December 2024	$(569,941)	$(605,150)	$(35,209)
U.S. Treasury futures sell contracts:
6	USD	U.S. Long Bond Futures	March 2025	$(698,053)	$(717,000)	$(18,947)
16	USD	U.S. Treasury Note 2 Year Futures	March 2025	(3,290,726)	(3,297,750)	(7,024)
7	USD	U.S. Treasury Note 5 Year Futures	March 2025	(749,169)	(753,211)	(4,042)
4	USD	Ultra U.S. Treasury Bond Futures	March 2025	(489,213)	(508,750)	(19,537)
Total				$(5,797,102)	$(5,881,861)	$(84,759)
Net unrealized appreciation (depreciation)						$737,540

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

Centrally cleared credit default swap agreements on credit indices—buy protection11

Referenced obligations	Implied credit spread as of November 30, 2024*	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[13]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.IG.S43	N/A	USD	4,300	12/20/29	Quarterly	1.000%	$(92,855)	$(111,159)	$(18,304)

Centrally cleared credit default swap agreements on credit indices—sell protection12

Referenced obligations	Implied credit spread as of November 30, 2024*	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[13]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.HY.S41	N/A	USD	1,163	12/20/28	Quarterly	5.000%	$(9,371)	$113,788	$123,159

* Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
CITI	EUR	615,000	USD	647,862	01/13/25	$(3,223)
SSB	GBP	105,000	USD	132,663	01/13/25	(935)
Net unrealized appreciation (depreciation)						$(4,158)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$144,844,499	$133	$—	$144,844,632
Preferred stocks	—	—	0	0
Exchange traded funds	8,114,848	—	—	8,114,848
Asset-backed securities	—	15,025,559	—	15,025,559
Corporate bonds	—	32,797,443	—	32,797,443
Mortgage-backed securities	—	3,742,106	—	3,742,106
Non-U.S. government agency obligations	—	365,250	—	365,250
U.S. government agency obligations	—	27,741,268	—	27,741,268
U.S. Treasury obligations	—	264,479	—	264,479

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Short-term investments	$—	$4,615,680	$—	$4,615,680
Short-term U.S. treasury obligations	—	10,503,098	—	10,503,098
Investment of cash collateral from securities loaned	—	653,483	—	653,483
Futures contracts	822,299	—	—	822,299
Swap agreements	—	113,788	—	113,788
Total	$153,781,646	$95,822,287	$0	$249,603,933

Liabilities
Futures contracts	$(84,759)	$—	$—	$(84,759)
Swap agreements	—	(111,159)	—	(111,159)
Forward foreign currency contracts	—	(4,158)	—	(4,158)
Total	$(84,759)	$(115,317)	$—	$(200,076)

At November 30, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
2	Security, or portion thereof, was on loan at the period end.
3	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
4	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $21,177,294, represented 9.1% of the Fund's net assets at period end.
5	Floating or variable rate securities. The rates disclosed are as of November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
6	Perpetual investment. Date shown reflects the next call date.
7	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
8	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
9	Rates shown reflect yield at November 30, 2024.
10	Includes $706,437 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $653,483 and non-cash collateral of $65,386.
11	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
12	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
13	Payments made or received are based on the notional amount.

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2024

(unaudited)

Portfolio acronyms:
CITI	Citibank NA
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note
HSBC	HSBC Bank PLC
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Co.
TBA	To-Be-Announced Security

Currency type abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

UBS U.S. Allocation Fund

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers.  Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The Fund may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

UBS U.S. Allocation Fund

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds' own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s Annual report to shareholders dated August 31, 2024.